FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of interest swap contracts
Our interest rate swap contracts as of December 31, 2025, none of which are designated as hedging instruments are summarized as follows;

(in thousands of $)	Notional principal	Weighted Average Duration	Weighted Average Fixed Interest Rate	Interest Rate Benchmark
Receiving floating, pay fixed	775,000	2.8 years	2.46%	SOFR
Total	775,000

Derivative instruments, gain (loss)
The Company's gain on derivatives for the year ended December 31, 2025, 2024 and 2023 was comprised of the following:

(in thousands of $)	2025	2024	2023
Change in fair value of derivative instruments	(22,640)	1,838	(6,686)
Realized gain/(loss) on derivative instruments	15,192	21,000	24,967
Gain on derivatives	(7,448)	22,838	18,281

Schedule of derivative instruments
Movements in the year ended December 31, 2025 and 2024 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2023	48,829	—	48,829
Change in fair value of derivative instruments	1,838	—	1,838
Termination of derivative instruments	(10,577)	—	(10,577)
At December 31, 2024	40,090	—	40,090
Change in fair value of derivative instruments	(22,036)	(604)	(22,640)
At December 31, 2025	18,054	(604)	17,450